Assets held for sale and discontinued operations - Additional information (Detail) - GBP (£) £ in Millions			6 Months Ended		12 Months Ended
		Dec. 05, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Sep. 30, 2020
Disclosure of associates [line items]
Goodwill impairment on classification as held for sale					£ (94.5)
Net cash inflow from operating activities	[1]		£ (401.9)	£ (126.4)	1,850.5
Net cash inflow/(outflow) from investing activities			(30.3)	61.0	1,759.6
Net cash (outflow)/inflow from financing activities			175.1	(310.2)	(2,922.0)
Kantar [member]
Disclosure of associates [line items]
Net cash inflow from operating activities			26.8	135.2	322.9
Net cash inflow/(outflow) from investing activities			1.1	26.5	53.2
Net cash (outflow)/inflow from financing activities			0.9	£ 18.8	27.2
Kantar Business [Member]
Disclosure of associates [line items]
Percentage of interest in associates		40.00%
Disposal of discontinued operations consideration		£ 2,140.2	200.1
Gain (loss) on disposal of discontinued operations Before Tax			(3.3)		73.8
Attributable tax expense			£ 1.9		157.4
Goodwill impairment on classification as held for sale					£ (94.5)
Kantar Business [Member] | Scenario forecast one [member] | Final stages [member]
Disclosure of associates [line items]
Disposal of discontinued operations consideration expected to be received for Final stages						£ 50.0

[1]	Figures have been restated as described in the accounting policies.